Consolidated statements of changes in equity - USD ($) $ in Thousands	Total	Issued Capital [Member]	Reserves [Member]	Accumulated Losses [Member]
Balance at Jun. 30, 2020	$ 8,818	$ 10,338	$ 725	$ (2,245)
Changes in equity [Abstract]
Loss after income tax expense for the year	(60,390)	0	0	(60,390)
Other comprehensive income/(loss) for the year, net of tax	1,313	0	1,313	0
Total comprehensive income/(loss) for the year	(59,077)	0	1,313	(60,390)
Transactions with owners in their capacity as owners:
Share-based payments (note 31)	805	0	805	0
Balance at Jun. 30, 2021	(49,454)	10,338	2,843	(62,635)
Changes in equity [Abstract]
Loss after income tax expense for the year	(419,770)	0	0	(419,770)
Other comprehensive income/(loss) for the year, net of tax	(23,553)	0	(23,553)	0
Total comprehensive income/(loss) for the year	(443,323)	0	(23,553)	(419,770)
Transactions with owners in their capacity as owners:
Share-based payments (note 31)	13,896	0	13,896	0
Issue of ordinary shares (note 20)	220,683	220,683	0	0
Conversion of hybrid financial instruments (note 20)	695,383	695,383	0	0
Share-based payments, prepaid in advance (note 20)	177	177	0	0
Balance at Jun. 30, 2022	437,362	926,581	(6,814)	(482,405)
Changes in equity [Abstract]
Loss after income tax expense for the year	(171,871)	0	0	(171,871)
Other comprehensive income/(loss) for the year, net of tax	(13,641)	0	(13,641)	0
Total comprehensive income/(loss) for the year	(185,512)	0	(13,641)	(171,871)
Transactions with owners in their capacity as owners:
Share-based payments (note 31)	14,750	515	14,235	0
Share issuances under Committed Equity Facility (note 20)	41,581	41,581	0	0
Capital raise costs (note 20)	(2,820)	(2,820)	0	0
Balance at Jun. 30, 2023	$ 305,361	$ 965,857	$ (6,220)	$ (654,276)